Leases - Summary of Future Lease Payments under Lease Liabilities (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Operating Lease, 2025	¥ 98,666	$ 13,517
Operating Lease, 2026	93,591	12,822
Operating Lease, 2027	89,125	12,210
Operating Lease, 2028	85,931	11,772
Operating Lease, 2029	73,016	10,003
Operating Lease, Thereafter	239,986	32,878
Operating Lease, Total future lease payments	680,315	93,202
Operating Lease, Less: Imputed interest	(121,666)	(16,668)
Operating Lease, Total lease liability balance	¥ 558,649	$ 76,534